Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 par value per share
Amount Registered | shares	2,110,736
Proposed Maximum Offering Price per Unit	1.4750
Maximum Aggregate Offering Price	$ 3,113,335.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 476.66
Offering Note	Consists of 2,110,736 of our Class A Ordinary Shares available for issuance under the Hitek Global Inc. 2025 Equity Incentive Plan. In the event of a stock split, stock dividend or other similar transaction involving the registrant’s ordinary shares, in order to prevent dilution, the number of ordinary shares registered hereby shall be automatically increased to cover the additional ordinary shares in accordance with Rule 416(a) under the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on August 1, 2025, such date being within five business days of the date that this Registration Statement was filed with the SEC. The Proposed Maximum Offering Price Per Unit, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.